INVESTMENTS - Summary of Disclosure of detailed information about investment property (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Investment property at beginning of period	$ 43.7	$ 28.2
Gain (loss) by equity method (profit or loss)	(6.9)	(4.3)
Cumulative translation adjustment	5.1	(10.4)
Dividends	(21.5)
Dividends	0.0	(0.6)	$ (5.8)
Addition	9.9	30.8
Investment property at end of period	30.3	43.7	28.2
MSW Multicorp 2 Fundo de Investimento em Participações
Disclosure of subsidiaries [line items]
Investment property at beginning of period	2.8	1.7
Gain (loss) by equity method (profit or loss)	0.3	0.9
Cumulative translation adjustment	0.4	(0.9)
Dividends	0.0
Dividends		0.0
Addition	0.0	1.1
Investment property at end of period	3.5	2.8	1.7
Xmobots Holding S. A
Disclosure of subsidiaries [line items]
Investment property at beginning of period	20.0	0.0
Gain (loss) by equity method (profit or loss)	(2.6)	(1.3)
Cumulative translation adjustment	2.1	(4.4)
Dividends	0.0
Dividends		0.0
Addition	0.0	25.7
Investment property at end of period	19.5	20.0	0.0
Fundo de Investimento em Participações Aeroespacial Multiestratégia
Disclosure of subsidiaries [line items]
Investment property at beginning of period	2.2	3.3
Gain (loss) by equity method (profit or loss)	(1.1)	0.5
Cumulative translation adjustment	0.6	(1.1)
Dividends	0.0
Dividends		(0.6)
Addition	0.1	0.1
Investment property at end of period	1.8	2.2	3.3
Nidec Aerospace, LLC.
Disclosure of subsidiaries [line items]
Investment property at beginning of period	3.0	5.6
Gain (loss) by equity method (profit or loss)	(8.9)	(6.5)
Cumulative translation adjustment	0.0	0.0
Dividends	0.0
Dividends		0.0
Addition	9.8	3.9
Investment property at end of period	3.9	3.0	5.6
Águas Azuis Construção Naval SPE Ltda.
Disclosure of subsidiaries [line items]
Investment property at beginning of period	15.7	17.6
Gain (loss) by equity method (profit or loss)	5.4	2.1
Cumulative translation adjustment	2.0	(4.0)
Dividends	(21.5)
Dividends		0.0
Addition	0.0	0.0
Investment property at end of period	$ 1.6	$ 15.7	$ 17.6